Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 15, 2020	Jun. 15, 2020	May 15, 2020
Commitments and Contingencies [Line Items]
Credit facility borrowing	$ 17,700,000,000		$ 17,700,000,000			$ 3,500,000,000	$ 2,700,000,000
Operating lease agreements renewal term	5 years		5 years		5 years	6 years
Operating lease expense	$ 4,300,000	$ 2,000,000	$ 11,400,000	$ 5,900,000	$ 9,500,000	$ 11,500,000	5,300,000
Future operating Lease					$ 60,000,000
Future Operating Expiration Period					2035
Operating leases commencement date					Jan. 30, 2020
Remaining operating lease payments						37,500,000
Senior Secured Notes
Commitments and Contingencies [Line Items]
Aggregate principal amount issued										$ 200,000,000
Additional aggregate principal amount issued	$ 200,000,000		$ 200,000,000					$ 100,000,000	$ 100,000,000
Line of credit expiration date			May 15, 2025
Notes interest rate	15.50%		15.50%
Notes frequency of periodic payment			Quarterly
Notes termination date			Sep. 16, 2020
Related Party
Commitments and Contingencies [Line Items]
Operating lease expense	$ 3,300,000	$ 2,600,000	$ 10,000,000	$ 7,600,000	$ 8,600,000	10,900,000	4,700,000
Minimum
Commitments and Contingencies [Line Items]
Remaining operating lease term	3 years		3 years		15 years
Minimum | Corporate Headquaters
Commitments and Contingencies [Line Items]
Remaining operating lease term					3 years
Maximum
Commitments and Contingencies [Line Items]
Remaining operating lease term	17 years		17 years		17 years
Maximum | Corporate Headquaters
Commitments and Contingencies [Line Items]
Remaining operating lease term					15 years
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Credit facility borrowing					$ 7,500,000	3,500,000
HUD
Commitments and Contingencies [Line Items]
Minimum net worth requirement	$ 2,500,000		$ 2,500,000		2,500,000	2,500,000
Ginnie Mae
Commitments and Contingencies [Line Items]
Minimum net worth requirement	423,600,000		423,600,000		78,600,000	29,300,000
IRLCs
Commitments and Contingencies [Line Items]
Notional amount					8,300,000	3,300,000
IRLCs
Commitments and Contingencies [Line Items]
Notional amount	14,000,000,000		14,000,000,000			3,300,000,000	2,400,000,000
Notional amount	$ 12,679,184,000		$ 12,679,184,000		$ 6,727,739,000	$ 2,624,201,000	$ 2,035,713,000